Income tax	9 Months Ended
Sep. 30, 2021
Income tax
Income tax

13. Income tax

The Group calculates the interim income tax benefit or expense using the best estimate of the weighted average annual effective income tax rate expected for the full financial year.

For the nine months ended September 30, 2021 and 2020, the Group recorded a consolidated income tax expense of EUR 1,841k (September 30, 2020: EUR 1,615k benefit). The consolidated income tax expenses for the nine months ended September 30, 2021, resulted from income tax expenses from CureVac Inc. of EUR 220k (September 30, 2020: EUR 115k) and deferred tax expenses on taxable temporary differences of EUR 1,672k (September 30, 2020: EUR 2,539k benefit) as well as a recognition of a deferred tax benefit on tax loss carryforwards of EUR 52k (September 30, 2020: tax expense of EUR 809k).